Investment Securities, Available-for-sale Securities, Transaction Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Proceeds from calls/paydowns of securities available for sale [Abstract]
Proceeds from calls/paydowns	$ 192,003	$ 78,230	$ 124,624
Proceeds from sales	0	0	0
Realized gains	0	0	0
Realized losses	0	0	$ 0
Securities available for sale pledged to secure short-term borrowings and for other purposes	$ 207,500	$ 205,500